Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
We maintain the 2023 Plan, and if approved, will maintain the Pelthos Therapeutics Inc. 2026 Equity Incentive Plan (the “2026 Plan”) through which we grant equity awards, including stock options and stock appreciation rights, to our named executive officers, other employees, and directors as part of our compensation program. In addition, certain employment agreements with our named executive officers provide for the grant of such equity awards. We do not currently have a formal policy governing the timing of grants of stock options, stock appreciation rights, or similar option-like instruments to named executive officers or directors in relation to the release of material nonpublic information. Equity awards under the 2023 Plan have been granted from time to time, including to directors to encourage their initial or continued service on our Board, and if approved, equity awards will be granted under the 2026 Plan. We have not adopted any practice of timing, and do not time, the release of material non-public information to affect the value of equity awards granted to named executive officers or directors.
During the year ended December 31, 2025, there were no equity grants made to our executive officers during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	We do not currently have a formal policy governing the timing of grants of stock options, stock appreciation rights, or similar option-like instruments to named executive officers or directors in relation to the release of material nonpublic information. Equity awards under the 2023 Plan have been granted from time to time, including to directors to encourage their initial or continued service on our Board, and if approved, equity awards will be granted under the 2026 Plan. We have not adopted any practice of timing, and do not time, the release of material non-public information to affect the value of equity awards granted to named executive officers or directors.
During the year ended December 31, 2025, there were no equity grants made to our executive officers during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not currently have a formal policy governing the timing of grants of stock options, stock appreciation rights, or similar option-like instruments to named executive officers or directors in relation to the release of material nonpublic information.We have not adopted any practice of timing, and do not time, the release of material non-public information to affect the value of equity awards granted to named executive officers or directors.
MNPI Disclosure Timed for Compensation Value	false